Inventory	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventory	INVENTORY

($ in millions)
At December 31:	2024	2023
Finished goods	$134	$78
Work in process and raw materials	1,155	1,083
Total	$1,289	$1,161